Schedule of temporary differences, unused tax credits and unused tax losses (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 18,228,212	$ 1,389,396	$ 1,040,579
Expiry Date Range	2026 to 2039
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 1,523,778	0	0
Expiry Date Range	No expiry date
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 3,611,809	3,611,809	3,583,704
Expiry Date Range	No expiry date
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 225,963	0	0
Expiry Date Range	No expiry date
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 2,998,633	5,424	0
Expiry Date Range	2038 to 2041
Biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 278,920	0	0
Expiry Date Range	No expiry date
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 941,954	0	0
Expiry Date Range	No expiry date
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 15,498	15,498	15,348
Expiry Date Range	No expiry date
Asset retirement obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 54,243	54,243	53,717
Expiry Date Range	No expiry date
Allowable capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 344,223	209,223	207,195
Expiry Date Range	No expiry date
Non-capital losses available for future period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 19,751,990	$ 1,389,396	$ 1,040,579
Expiry Date Range	Varies